Intangible assets - Schedule of Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Cost
Total cost	$ 5,206,220	$ 5,207,518
Accumulated amortization	(2,009,516)	(1,873,663)
Impairment	0	(86,737)
Net book value	3,196,704	3,247,118
Customer relationships
Cost
Total cost	4,133,727	4,134,478
Order backlog
Cost
Total cost	545,727	546,054
Trade names & brands
Cost
Total cost	204,700	204,721
Patient database
Cost
Total cost	170,484	170,511
Technology assets
Cost
Total cost	$ 151,582	$ 151,754